Derivative Instruments and Hedging Activities	3 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

(3) Derivative Instruments and Hedging Activities

Every derivative instrument is required to be recorded in the balance sheet as either an asset or a liability measured at its fair value. Periodically, we acquire derivative instruments that are intended to hedge either cash flows or values which are subject to foreign exchange or other market price risk and not for trading purposes. We have formally documented our hedging relationships, including identification of the hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking each hedge transaction. Given the recurring nature of our revenues and the long term nature of our asset base, we have the ability and the preference to use long-term, fixed interest rate debt to finance our business, thereby preserving our long term returns on invested capital. We target approximately 75% of our debt portfolio to be fixed with respect to interest rates. Occasionally, we may use interest rate swaps as a tool to maintain our targeted level of fixed rate debt. In addition, we may use borrowings in foreign currencies, either obtained in the U.S. or by our foreign subsidiaries, to naturally hedge foreign currency risk associated with our international investments. Sometimes we enter into currency swaps to temporarily hedge an overseas investment, such as a major acquisition, while we arrange permanent financing or to hedge our exposures due to foreign currency exchange movements related to our intercompany accounts with and between our foreign subsidiaries. As of December 31, 2010 and March 31, 2011, none of our derivative instruments contained credit-risk related contingent features.

We have entered into a number of separate forward contracts to hedge our exposures in British pounds sterling and Australian dollars. As of March 31, 2011, we had an outstanding forward contract to purchase $199,545 U.S. dollars and sell 125,000 British pounds sterling to hedge our intercompany exposures with Iron Mountain Europe (Group) Limited, or IME. Additionally, in the fourth quarter of 2010, we entered into a forward contract to hedge our exposures in Australian dollars. As of March 31, 2011, we had an outstanding forward contract to purchase 54,745 Euros and sell 75,000 Australian dollars to hedge our intercompany exposures with our Australian subsidiary. At the maturity of the forward contracts, we may enter into new forward contracts to hedge movements in the underlying currencies. At the time of settlement, we either pay or receive the net settlement amount from the forward contract and recognize this amount in other (income) expense, net in the accompanying statement of operations as a realized foreign exchange gain or loss. At the end of each month, we mark the outstanding forward contracts to market and record an unrealized foreign exchange gain or loss for the mark-to-market valuation. We have not designated these forward contracts as hedges. During the three months ended March 31, 2010 and 2011, there were $10,952 in net cash receipts and $3,625 in net cash disbursements, respectively, included in cash from operating activities related to settlements associated with these foreign currency forward contracts. The following table provides the fair value of our derivative instruments as of December 31, 2010 and March 31, 2011 and their gains and losses for the three months ended March 31, 2010 and 2011:

	Asset Derivatives
	December 31, 2010		March 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives Not Designated as Hedging Instruments
Foreign exchange contracts	Current assets	$2,500	Current assets	$100
Total		$2,500		$100

	Liability Derivatives
	December 31, 2010		March 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives Not Designated as Hedging Instruments
Foreign exchange contracts	Current liabilities	$2,440	Current liabilities	$1,336
Total		$2,440		$1,336

		Amount of (Gain) Loss
		Recognized in Income
		on Derivatives
	Location of (Gain) Loss	Three Months Ended
Derivatives Not Designated as	Recognized in Income	March 31,
Hedging Instruments	on Derivative	2010	2011
Foreign exchange contracts	Other (income) expense, net	$(5,504)	$4,921
Total		$(5,504)	$4,921

In the third quarter of 2007, we designated a portion of our 6 3/4% Euro Senior Subordinated Notes due 2018 issued by Iron Mountain Incorporated (the “6 3/4% Euro Notes”) as a hedge of net investment of certain of our Euro denominated subsidiaries. For the three months ended March 31, 2010 and 2011, we designated on average 81,000 and 75,667 Euros, respectively, of the 6 3/4% Euro Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. As a result, we recorded foreign exchange gains of $6,861 ($4,288, net of tax) and foreign exchange losses of $6,300 ($3,938, net of tax) for the three months ended March 31, 2010 and 2011, respectively, related to the change in fair value of such debt due to currency translation adjustments which is a component of accumulated other comprehensive items, net included in stockholders’ equity. As of March 31, 2011, net gains of $4,041 are recorded in accumulated other comprehensive items, net associated with this net investment hedge.